UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019

Salt High truBeta™ US Market ETF
Ticker: SLT

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Salt High truBeta™ US Market ETF

Salt High truBeta™ US Market ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Technology [1]	30.1%
Financials	24.4
Consumer Discretionary	15.9
Industrials	9.0
Communications	6.7
Health Care	6.5
Materials	3.9
Energy	3.2
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0 [2]
100.0%

[1]
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors (see Note 7).

[2]	Represents less than 0.05% of net assets.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Communications – 6.7%
126	Alphabet, Inc. – Class A [2]	$136,433
105	Alphabet, Inc. – Class C [2]	113,496
714	Facebook, Inc. – Class A [2]	137,802
1,827	GoDaddy, Inc. – Class A [2]	128,164
378	Netflix, Inc. [2]	138,847
525	The Trade Desk, Inc. – Class A [2]	119,584
3,528	Twitter, Inc. [2]	123,127
		897,453

	Consumer Discretionary – 15.9%
63	Amazon.com, Inc. [2]	119,299
3,906	American Airlines Group, Inc.	127,375
1,995	Best Buy Co, Inc.	139,111
3,129	BorgWarner, Inc.	131,355
2,835	Brunswick Corp.	130,098
13,125	Caesars Entertainment Corp. [2]	155,138
3,213	Chegg, Inc. [2]	123,990
1,974	Etsy, Inc. [2]	121,144
3,675	Harley-Davidson, Inc.	131,675
2,268	Las Vegas Sands Corp.	134,016
987	Marriott International, Inc. – Class A	138,466
3,444	Masco Corp.	135,143
4,578	MGM Resorts International	130,794
2,415	Norwegian Cruise Line Holdings Ltd. [2]	129,516
2,163	Williams-Sonoma, Inc.	140,595
1,113	Wynn Resorts, Ltd.	138,001
		2,125,716

	Energy – 3.2%
2,205	Hess Corp.	140,172
9,870	Marathon Oil Corp.	140,252
966	Pioneer Natural Resources Co.	148,629
		429,053

	Financials – 24.4%
4,767	Bank of America Corp.	138,243
1,428	Capital One Financial Corp.	129,577
3,129	Charles Schwab Corp.	125,755

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Financials – 24.4% (Continued)
1,911	Citigroup, Inc.	$133,827
3,612	Citizens Financial Group, Inc.	127,720
1,617	Discover Financial Services	125,463
2,814	E*TRADE Financial Corp.	125,505
4,620	Fifth Third Bancorp	128,898
4,977	First Data Corp. – Class A [2]	134,727
861	Global Payments, Inc.	137,872
6,216	Invesco, Ltd.	127,179
7,119	Jefferies Financial Group, Inc.	136,898
7,413	KeyCorp	131,581
5,460	KKR & Co., Inc. – Class A	137,974
2,016	Lincoln National Corp.	129,931
504	Mastercard, Inc. – Class A	133,323
3,003	Morgan Stanley	131,562
1,113	PayPal Holdings, Inc. [2]	127,394
2,289	Principal Financial Group, Inc.	132,579
1,302	Prudential Financial, Inc.	131,502
8,715	Regions Financial Corp.	130,202
1,785	Square, Inc. – Class A [2]	129,466
6,195	Sterling Bancorp	131,830
3,885	Unum Group	130,342
693	Visa, Inc. – Class A	120,270
		3,269,620

	Health Care – 6.5%
1,806	Agilent Technologies, Inc.	134,854
1,155	Alexion Pharmaceuticals, Inc. [2]	151,282
1,071	Allergan PLC	179,318
1,596	BioMarin Pharmaceutical, Inc. [2]	136,697
3,150	Boston Scientific Corp. [2]	135,387
2,919	Cardinal Health, Inc.	137,485
		875,023

	Industrials – 9.0%
5,544	Arconic, Inc.	143,146
1,008	Caterpillar, Inc.	137,380
4,116	Fastenal Co.	134,141
777	FedEx Corp.	127,576

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Industrials – 9.0% (Continued)
12,684	General Electric Co.	$133,182
840	Illinois Tool Works, Inc.	126,680
1,554	Keysight Technologies, Inc. [2]	139,565
651	Norfolk Southern Corp.	129,764
2,604	Textron, Inc.	138,116
		1,209,550

	Materials – 3.9%
6,678	Huntsman Corp.	136,498
5,859	Olin Corp.	128,371
5,964	Univar, Inc. [2]	131,446
3,591	Westrock Co.	130,964
		527,279

	Technology – 30.1% [1]
462	Adobe, Inc. [2]	136,128
4,263	Advanced Micro Devices, Inc. [2]	129,467
1,239	Alteryx, Inc. – Class A	135,200
3,066	Applied Materials, Inc.	137,694
819	Autodesk, Inc. [2]	133,415
1,029	Coupa Software, Inc. [2]	130,282
2,436	Cree, Inc. [2]	136,854
2,478	DocuSign, Inc. [2]	123,181
756	Lam Research Corp.	142,007
5,271	Marvell Technology Group Ltd.	125,819
1,554	Microchip Technology, Inc.	134,732
4,011	Micron Technology, Inc. [2]	154,784
777	MongoDB, Inc. [2]	118,174
882	NVIDIA Corp.	144,851
966	Okta, Inc. [2]	119,311
6,636	ON Semiconductor Corp. [2]	134,114
2,058	Qorvo, Inc. [2]	137,083
861	salesforce.com, Inc. [2]	130,640
483	ServiceNow, Inc. [2]	132,617
1,827	Skyworks Solutions, Inc.	141,172
1,050	Splunk, Inc. [2]	132,038
777	Tableau Software, Inc. – Class A [2]	128,998

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Technology – 30.1% [1] (Continued)
924	Twilio, Inc. – Class A 2	$125,987
798	Veeva Systems, Inc. – Class A [2]	129,364
735	VMware, Inc. – Class A	122,899
3,528	Western Digital Corp.	167,756
630	Workday, Inc. – Class A [2]	129,515
1,239	Xilinx, Inc.	146,103
1,554	Zendesk, Inc. [2]	138,353
1,722	Zscaler, Inc. [2]	131,974
		4,030,512
	TOTAL COMMON STOCKS
	(Cost $12,596,981)	13,364,206

	SHORT-TERM INVESTMENTS – 0.3%
38,644	First American Government
	Obligations Fund, Class X, 2.31% [3]	38,644
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,644)	38,644
	TOTAL INVESTMENTS – 100.0%
	(Cost $12,635,625)	13,402,850
	Other Assets in Excess of Liabilities – 0.0% [4]	5,893
	NET ASSETS – 100.0%	$13,408,743

Percentages are stated as a percent of net assets.

[1]	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
[2]	Non-income producing security.
[3]	Rate shown is the annualized seven-day yield as of June 30, 2019.
[4]	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value (Cost $12,635,625)	$13,402,850
Dividends and interest receivable	8,717
Total assets	13,411,567

LIABILITIES:
Management fees payable	2,824
Total liabilities	2,824

NET ASSETS	$13,408,743

Net assets consist of:
Paid-in capital	$12,539,255
Total distributable earnings	869,488
Net assets	$13,408,743

Net asset value:
Net assets	$13,408,743
Shares outstanding [1]	525,000
Net asset value, offering and redemption price per share	$25.54

[1]	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended June 30, 2019 (Unaudited)

INCOME
Dividends	$76,706
Interest	479
Total investment income	77,185

EXPENSES
Management fees	16,296
Total expenses	16,296
Net investment income (loss)	60,889

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	860,889
Change in unrealized
appreciation (depreciation) on investments	1,147,452
Net realized and unrealized gain on investments	2,008,341
Net increase (decrease) in net assets
resulting from operations	$2,069,230

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018 [1]
OPERATIONS
Net investment income (loss)	$60,889	$26,398
Net realized gain (loss) on investments	860,889	(769,325)
Change in unrealized appreciation
(depreciation) on investments	1,147,452	(380,227)
Net increase (decrease) in net assets
resulting from operations	2,069,230	(1,123,154)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(49,240)
Total distributions to shareholders	—	(49,240)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,848,643	10,077,645
Payments for shares redeemed	(3,784,570)	(629,817)
Transaction fees (See Note 6)	—	6
Net increase (decrease) in net
assets derived from capital
share transactions [2]	3,064,073	9,447,834
Net increase (decrease) in net assets	$5,133,303	$8,275,440

NET ASSETS
Beginning of period	$8,275,440	$—
End of period	$13,408,743	$8,275,440

[2]	A summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018 [1]
	Shares	Shares
Subscriptions	275,000	425,000
Redemptions	(150,000)	(25,000)
Net increase (decrease)	125,000	400,000

[1]	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018 [1]
Net asset value, beginning of period	$20.69	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.14	0.14
Net realized and unrealized
gain (loss) on investments	4.71	(4.32)
Total from investment operations	4.85	(4.18)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(0.07)
From net realized gains	—	(0.06)
Total distributions	—	(0.13)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (See Note 6)	—	0.00 [3]

Net asset value, end of period	$25.54	$20.69

Total return	23.45%[4]	-16.76%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$13,409	$8,275

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.30%[5]	0.50%[5]
Net investment income (loss)
to average net assets	1.13%[5]	0.97%[5]
Portfolio turnover rate [6]	107%[4]	145%[4]

[1]	The Fund commenced operations on May 15, 2018. The information presented is for the period from May 15, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Represents less than $0.005 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Salt High truBeta™ US Market ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Salt High truBeta™ US Market Index (the “Index”). The Fund commenced operations on May 15, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Assets[1]	Level 1	Level 2	Level 3	Total
Common Stocks	$13,364,206	$—	$—	$13,364,206
Short-Term Investments	38,644	—	—	38,644
Total Investments	$13,402,850	$—	$—	$13,402,850

[1] See Schedule of Investments for breakout of investments by sector classification.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six-months ended June 30, 2019, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex- dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for redemptions in kind. For the fiscal year ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(27,348)	$27,348

During the fiscal year ended December 31, 2018, the Fund realized $27,357 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Compass Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Prior to February 18, 2019, Quasar Distributors, LLC acted as the Fund’s principal underwriter.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended June 30, 2019, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,258,956 and $11,586,248, respectively.

During the six-months ended June 30, 2019, there were no purchases or sales of U.S. Government securities.

During the six-months ended June 30, 2019, in-kind transactions associated with creations and redemptions were $6,185,335 and $3,749,250, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of the Fund’s prior fiscal year-end December 31, 2018 were as follows:

Tax cost of investments	$8,677,672
Gross tax unrealized appreciation	$301,035
Gross tax unrealized depreciation	(707,279)
Total unrealized appreciation (depreciation)	(406,244)
Undistributed ordinary Income	—
Undistributed long-term capital gains	—
Accumulated gain (loss)	(406,244)
Other accumulated gain (loss)	(793,498)
Distributable earnings (accumulated deficit)	$(1,199,742)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of the Fund’s prior fiscal year-end December 31, 2018, the Fund deferred, on a tax-basis, post-October capital losses of $793,498 and no late-year ordinary losses.

As of the Fund’s prior fiscal year-end December 31, 2018, the Fund had no capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended December 31, 2018 was $49,240 of ordinary income. The Fund did not distribute during the six-months ended June 30, 2019.

Salt High truBeta™ US Market ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Salt High truBeta™ US Market ETF

EXPENSE EXAMPLE
For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2019	June 30, 2019	During the Period [1]
Actual	$1,000.00	$1,234.50	$1.66
Hypothetical (5% annual
return before expenses)	1,000.00	1,023.31	1.51

[1]
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by the number of days in the one-half year, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Salt High truBeta™ US Market ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 9 and 10, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval an amendment (the “Amendment”) to the Advisory Agreement (the “Advisory Agreement”) between Salt Financial, LLC (the “Adviser”) and the Trust, on behalf of the Salt truBeta High Exposure ETF (the “Fund”), for the sole purpose of lowering the Fund’s advisory fee from 0.50% to 0.29% of the Fund’s average daily net assets.

The Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), considered representations from the Adviser that the reduction in fees would not result in any change to the nature, extent, or quality of the services provided by the Adviser to the Fund. The Board also considered that the reduction in the advisory fee would bring the Fund’s advisory fee in line with that of another fund advised by the Adviser with a similar investment strategy.

The Board then discussed the information that it had received at the Meeting and deliberated on the approval of the Amendment in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

The Board considered that, because the Amendment related solely to the reduction in the advisory fee and would not affect other aspects of the Advisory Agreement, including the term of the Advisory Agreement, other factors normally associated with the Board’s consideration of the approval of an advisory agreement were not relevant to the Board’s consideration of the approval of the Amendment.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Amendment, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Amendment was in the best interests of the Fund and its shareholders.

Salt High truBeta™ US Market ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 67.22%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended December 31, 2018 was 65.30%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 46.38%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.salt-funds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.salt-funds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Salt High truBeta™ US Market ETF

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing  the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.salt-funds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.salt-funds.com.

(This Page Intentionally Left Blank.)

Adviser and Index Provider
Salt Financial LLC
20 West 22nd Street, Suite 906
New York, New York 10010

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt High truBeta™ US Market ETF
Symbol – SLT
CUSIP – 26922A479

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)*                 /s/ Kristina Nelson
            Kristina Nelson, President (principal executive officer)

Date     September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Kristina Nelson
                                                                      Kristina Nelson, President (principal executive officer)

Date     September 5, 2019

By (Signature and Title)*                 /s/ Kristen M. Weitzel
     Kristen M. Weitzel, Treasurer (principal financial officer)

Date     September 5, 2019

* Print the name and title of each signing officer under his or her signature.